Prepaid Expenses	12 Months Ended
Dec. 31, 2014
Prepaid Expenses [Abstract]
PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

Prepaid expenses consisted of the following as of December 31, 2014 and 2013:

	2014	2013
Insurance	$18,093	$6,722
Rent	-0-	5,049
Legal	10,000	-0-
Total prepaid expenses	$28,093	$11,771